SHARE BASED COMPENSATION (summary of the non-vested RSU activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2018 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested RSUs on January 1, 2018 | shares	10,240,743
Granted | shares	44,365,641
Vested | shares	(9,272,063)
Forfeited | shares	(1,846,708)
Nonvested RSUs on December 31, 2018 | shares	43,487,613
Nonvested RSUs on January 1, 2018 | $ / shares	$ 0.98
Granted | $ / shares	1.48
Vested | $ / shares	1.43
Forfeited | $ / shares	1.07
Nonvested RSUs on December 31, 2018 | $ / shares	$ 1.39